                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CR Intrinsic Investors, LLC
Address:   72 Cummings Point Road
           Stamford, Connecticut 06902

Form 13F File Number: 28-11740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Nussbaum
Title:   Authorized Person
Phone:   203-890-2094

Signature, Place, and Date of Signing:


/s/ Peter Nussbaum                      Stamford, Connecticut   May 15, 2007
-------------------------------------   ---------------------   ------------
[Signature]                             [City, State]           [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:          119*
Form 13F Information Table Value Total:   $3,213,223
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.   Form 13F File Number   Name

      1    28-5608                S.A.C. Capital Management, LLC

      2    28-4043                S.A.C. Capital Advisors, LLC

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

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
          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4           COLUMN 5             COLUMN 6    COLUMN 7       COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                             TITLE OF             VALUE  SHRS OR PRN                   INVESTMENT     OTHER    VOTING AUTHORITY
       NAME OF ISSUER          CLASS    CUSIP   [x$1000]     AMT     SH/PRN PUT/CALL   DISCRETION   MANAGERS SOLE   SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
AK STL HLDG CORP             Common   001547108   24,665   1,054,503 SHRS            Shared-Defined      1,2      1,054,503
ABITIBI-CONSOLIDATED INC     Common   003924107    1,128     400,000 SHRS            Shared-Defined      1,2        400,000
ADOBE SYS INC                Common   00724F101   27,522     660,000 SHRS            Shared-Defined      1,2        660,000
ADOLOR CORP                  Common   00724X102   20,796   2,376,668 SHRS            Shared-Defined      1,2      2,376,668
AFFYMETRIX INC               Common   00826T108   21,049     700,000 SHRS            Shared-Defined      1,2        700,000
AMEREN CORP                  Common   023608102   35,210     700,000 SHRS            Shared-Defined      1,2        700,000
AMERICA MOVIL SAB DE CV      Common   02364W105   19,116     400,000 SHRS            Shared-Defined      1,2        400,000
APOLLO GROUP INC             Common   037604105    1,317      30,000 SHRS            Shared-Defined      1,2         30,000
APPLE INC                    Common   037833100   46,455     500,000 SHRS            Shared-Defined      1,2        500,000
ARMSTRONG WORLD INDS INC NEW Common   04247X102    1,779      34,985 SHRS            Shared-Defined      1,2         34,985
ATLAS AMER INC               Common   049167109   44,003     778,950 SHRS            Shared-Defined      1,2        778,950
BISYS GROUP INC              Common   055472104    7,449     650,000 SHRS            Shared-Defined      1,2        650,000
BALDOR ELEC CO               Common   057741100   17,360     460,000 SHRS            Shared-Defined      1,2        460,000
BBVA BANCO FRANCES S A       Common   07329M100      499      40,000 SHRS            Shared-Defined      1,2         40,000
BLOCKBUSTER INC              Common   093679108      644     100,000 SHRS            Shared-Defined      1,2        100,000
BRIGHTPOINT INC              Common   109473405   18,590   1,625,000 SHRS            Shared-Defined      1,2      1,625,000
BRINKER INTL INC             Common   109641100   38,096   1,165,000 SHRS            Shared-Defined      1,2      1,165,000
CVS CORP                     Option   126650900  119,490   3,500,000        CALL     Shared-Defined      1,2      3,500,000
CEPHALON INC                 Option   156708909   10,682     150,000        CALL     Shared-Defined      1,2        150,000
CENVEO INC                   Common   15670S105   14,893     612,900 SHRS            Shared-Defined      1,2        612,900
CHARTER COMMUNICATIONS INC D Common   16117M107   17,019   6,100,000 SHRS            Shared-Defined      1,2      6,100,000
CHICOS FAS INC               Common   168615102    5,130     210,000 SHRS            Shared-Defined      1,2        210,000
COLEMAN CABLE INC            Common   193459302   11,850     573,000 SHRS            Shared-Defined      1,2        573,000
COMPANHIA VALE DO RIO DOCE   Common   204412100   18,768     600,000 SHRS            Shared-Defined      1,2        600,000
COMPANIA ANONIMA NACIONL TEL Common   204421101   74,829   4,303,000 SHRS            Shared-Defined      1,2      4,303,000
COMVERSE TECHNOLOGY INC      Common   205862402   21,350   1,000,000 SHRS            Shared-Defined      1,2      1,000,000
CONSOLIDATED GRAPHICS INC    Common   209341106    5,554      75,000 SHRS            Shared-Defined      1,2         75,000
CRYSTALLEX INTL CORP         Common   22942F101    8,649   2,337,461 SHRS            Shared-Defined      1,2      2,337,461
DR REDDYS LABS LTD           Common   256135203    4,527     275,000 SHRS            Shared-Defined      1,2        275,000
DR REDDYS LABS LTD           Option   256135903    5,957     361,900        CALL     Shared-Defined      1,2        361,900
EXCO RESOURCES INC           Common   269279402   46,635   2,812,708 SHRS            Shared-Defined      1,2      2,812,708
ELAN PLC                     Common   284131208   73,095   5,500,000 SHRS            Shared-Defined      1,2      5,500,000
ELAN PLC                     Option   284131908   11,297     850,000        CALL     Shared-Defined      1,2        850,000
ENDEAVOR ACQUISITION CORP    Warrant  292577111      356      80,000 SHRS            Shared-Defined      1,2         80,000
EQUINIX INC                  Common   29444U502   10,704     125,000 SHRS            Shared-Defined      1,2        125,000
EQUITABLE RES INC            Common   294549100  128,531   2,660,000 SHRS            Shared-Defined      1,2      2,660,000
FIBERTOWER CORP              Common   31567R100    9,342   1,800,000 SHRS            Shared-Defined      1,2      1,800,000
FIDELITY NATIONAL FINANCIAL  Option   31620R955    8,404     350,000        PUT      Shared-Defined      1,2        350,000
FIRST AMERN CORP CALIF       Option   318522957   25,360     500,000        PUT      Shared-Defined      1,2        500,000
FOREST LABS INC              Option   345838956    5,144     100,000        PUT      Shared-Defined      1,2        100,000
FREEPORT-MCMORAN COPPER & GO Common   35671D857  126,968   1,918,229 SHRS            Shared-Defined      1,2      1,918,229
FRONTIER OIL CORP            Common   35914P105   13,056     400,000 SHRS            Shared-Defined      1,2        400,000
GAMMON LAKE RES INC          Common   364915108   54,611   3,106,400 SHRS            Shared-Defined      1,2      3,106,400
GENENTECH INC                Common   368710406   12,318     150,000 SHRS            Shared-Defined      1,2        150,000
GENESCO INC                  Option   371532952    1,246      30,000        PUT      Shared-Defined      1,2         30,000
GOLDEN STAR RES LTD CDA      Common   38119T104    3,850     875,000 SHRS            Shared-Defined      1,2        875,000
GOODYEAR TIRE & RUBR CO      Common   382550101    3,119     100,000 SHRS            Shared-Defined      1,2        100,000
GRUPO FINANCIERO GALICIA S A Common   399909100      521      50,000 SHRS            Shared-Defined      1,2         50,000

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
INPHONIC INC                 Common   45772G105   17,421   1,598,300 SHRS            Shared-Defined      1,2      1,598,300
INTERCONTINENTALEXCHANGE INC Common   45865V100   23,574     192,900 SHRS            Shared-Defined      1,2        192,900
ISHARES TR                   Common   464287234    5,825      50,000 SHRS            Shared-Defined      1,2         50,000
ISHARES TR                   Common   464287556    3,789      50,000 SHRS            Shared-Defined      1,2         50,000
ISHARES TR                   Common   464287655    3,976      50,000 SHRS            Shared-Defined      1,2         50,000
KING PHARMACEUTICALS INC     Common   495582108    9,835     500,000 SHRS            Shared-Defined      1,2        500,000
KING PHARMACEUTICALS INC     Option   495582908    1,967     100,000        CALL     Shared-Defined      1,2        100,000
LANDAMERICA FINL GROUP INC   Common   514936103   60,976     825,000 SHRS            Shared-Defined      1,2        825,000
LANDAMERICA FINL GROUP INC   Option   514936953    7,391     100,000        PUT      Shared-Defined      1,2        100,000
LEVEL 3 COMMUNICATIONS INC   Common   52729N100   18,300   3,000,000 SHRS            Shared-Defined      1,2      3,000,000
LIONS GATE ENTMNT CORP       Common   535919203    1,634     143,100 SHRS            Shared-Defined      1,2        143,100
LORAL SPACE & COMMUNICATNS L Common   543881106    1,018      20,000 SHRS            Shared-Defined      1,2         20,000
M & F WORLDWIDE CORP         Common   552541104    1,428      30,000 SHRS            Shared-Defined      1,2         30,000
MEMC ELECTR MATLS INC        Option   552715954   15,145     250,000        PUT      Shared-Defined      1,2        250,000
MRV COMMUNICATIONS INC       Common   553477100    2,574     725,000 SHRS            Shared-Defined      1,2        725,000
MEDIMMUNE INC                Common   584699102   34,571     950,000 SHRS            Shared-Defined      1,2        950,000
MERCK & CO INC               Common   589331107   30,919     700,000 SHRS            Shared-Defined      1,2        700,000
MERGE TECHNOLOGIES INC       Common   589981109    7,148   1,467,800 SHRS            Shared-Defined      1,2      1,467,800
METALLICA RES INC            Common   59125J104    1,358     264,400 SHRS            Shared-Defined      1,2        264,400
METTLER TOLEDO INTERNATIONAL Common   592688105   10,095     112,700 SHRS            Shared-Defined      1,2        112,700
MILLIPORE CORP               Common   601073109   34,061     470,000 SHRS            Shared-Defined      1,2        470,000
MIRANT CORP NEW              Common   60467R100  332,541   8,219,000 SHRS            Shared-Defined      1,2      8,219,000
MIRANT CORP NEW              Warrant  60467R118   10,706     505,000 SHRS            Shared-Defined      1,2        505,000
MOMENTA PHARMACEUTICALS INC  Option   60877T900    1,976     152,500        CALL     Shared-Defined      1,2        152,500
MOMENTA PHARMACEUTICALS INC  Option   60877T950    3,240     250,000        PUT      Shared-Defined      1,2        250,000
MOTOROLA INC                 Option   620076909   17,670   1,000,000        CALL     Shared-Defined      1,2      1,000,000
MOVE INC COM                 Common   62458M108    8,310   1,500,000 SHRS            Shared-Defined      1,2      1,500,000
NII HLDGS INC                Common   62913F201   20,400     275,000 SHRS            Shared-Defined      1,2        275,000
NMT MED INC                  Common   629294109   12,920     950,000 SHRS            Shared-Defined      1,2        950,000
NRG ENERGY INC               Common   629377508  237,732   3,300,000 SHRS            Shared-Defined      1,2      3,300,000
NAVISTAR INTL CORP NEW       Common   63934E108   30,653     670,000 SHRS            Shared-Defined      1,2        670,000
NAVISTAR INTL CORP NEW       Option   63934E908   22,875     500,000        CALL     Shared-Defined      1,2        500,000
NETFLIX COM INC              Common   64110L106   15,074     650,000 SHRS            Shared-Defined      1,2        650,000
99 CENTS ONLY STORES         Common   65440K106    1,473     100,000 SHRS            Shared-Defined      1,2        100,000
NUANCE COMMUNICATIONS INC    Common   67020Y100    1,990     130,000 SHRS            Shared-Defined      1,2        130,000
OSI PHARMACEUTICALS INC      Common   671040103   43,444   1,316,497 SHRS            Shared-Defined      1,2      1,316,497
PACIFIC SUNWEAR CALIF INC    Common   694873100    6,249     300,000 SHRS            Shared-Defined      1,2        300,000
PAR PHARMACEUTICAL COS INC   Common   69888P106   22,525     896,700 SHRS            Shared-Defined      1,2        896,700
PAR PHARMACEUTICAL COS INC   Option   69888P906    4,177     166,300        CALL     Shared-Defined      1,2        166,300
PARLUX FRAGRANCES INC        Common   701645103    2,684     481,000 SHRS            Shared-Defined      1,2        481,000
QUALCOMM INC                 Common   747525103   40,314     945,000 SHRS            Shared-Defined      1,2        945,000
QUANTA SVCS INC              Common   74762E102    6,305     250,000 SHRS            Shared-Defined      1,2        250,000
QUESTAR CORP                 Common   748356102   28,993     325,000 SHRS            Shared-Defined      1,2        325,000
RAMBUS INC DEL               Common   750917106   30,492   1,434,900 SHRS            Shared-Defined      1,2      1,434,900
RENT A CTR INC NEW           Common   76009N100   39,172   1,400,000 SHRS            Shared-Defined      1,2      1,400,000
RESEARCH IN MOTION LTD       Common   760975102   24,090     176,500 SHRS            Shared-Defined      1,2        176,500
REVLON INC                   Common   761525500      258     246,160 SHRS            Shared-Defined      1,2        246,160
RITE AID CORP                Common   767754104    1,154     200,000 SHRS            Shared-Defined      1,2        200,000
SBA COMMUNICATIONS CORP      Common   78388J106    7,388     250,000 SHRS            Shared-Defined      1,2        250,000
SPDR TR                      Option   78462F953  202,350   1,425,000        PUT      Shared-Defined      1,2      1,425,000
SAVVIS INC                   Common   805423308   23,940     500,000 SHRS            Shared-Defined      1,2        500,000
SIERRA WIRELESS INC          Common   826516106      785      50,000 SHRS            Shared-Defined      1,2         50,000
SOUTHWESTERN ENERGY CO       Common   845467109   13,319     325,000 SHRS            Shared-Defined      1,2        325,000
SOVEREIGN BANCORP INC        Common   845905108   12,728     500,300 SHRS            Shared-Defined      1,2        500,300

SPECTRUM PHARMACEUTICALS INC Common   84763A108    2,978     475,000 SHRS            Shared-Defined      1,2        475,000
SPRINT NEXTEL CORP           Common   852061100    5,688     300,000 SHRS            Shared-Defined      1,2        300,000
SUPERVALU INC                Common   868536103   10,744     275,000 SHRS            Shared-Defined      1,2        275,000
TXU CORP                     Common   873168108  204,735   3,194,000 SHRS            Shared-Defined      1,2      3,194,000
TAKE-TWO INTERACTIVE SOFTWAR Common   874054109   40,280   2,000,000 SHRS            Shared-Defined      1,2      2,000,000
TANOX INC                    Common   87588Q109   45,155   2,406,982 SHRS            Shared-Defined      1,2      2,406,982
TEMPLE INLAND INC            Common   879868107   20,909     350,000 SHRS            Shared-Defined      1,2        350,000
TEVA PHARMACEUTICAL INDS LTD Common   881624209   13,849     370,000 SHRS            Shared-Defined      1,2        370,000
THERAVANCE INC               Common   88338T104   14,806     501,900 SHRS            Shared-Defined      1,2        501,900
THIRD WAVE TECHNOLOGIES INC  Common   88428W108    1,020     200,000 SHRS            Shared-Defined      1,2        200,000
TIME WARNER TELECOM INC      Common   887319101    9,347     450,000 SHRS            Shared-Defined      1,2        450,000
TITAN INTL INC ILL           Common   88830M102   14,577     575,500 SHRS            Shared-Defined      1,2        575,500
TRONOX INC                   Common   897051108      864      60,000 SHRS            Shared-Defined      1,2         60,000
WELLCARE HEALTH PLANS INC    Option   94946T956   17,050     200,000        PUT      Shared-Defined      1,2        200,000
WESTERN UN CO                Common   959802109      439      20,000 SHRS            Shared-Defined      1,2         20,000
GLOBAL CROSSING LTD          Common   G3921A175    6,875     250,000 SHRS            Shared-Defined      1,2        250,000
HERBALIFE LTD                Common   G4412G101  104,042   2,654,800 SHRS            Shared-Defined      1,2      2,654,800